UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Natural Resources Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to Shareholders:

The Board of Trustees has approved restructuring the VIP Sector product line to align the portfolios' investment goals more closely with standard industry descriptions and to facilitate the adoption of more specific benchmark indexes. The restructuring will occur after shareholders have approved investment policy changes for certain funds. For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

If you have any questions, please call Fidelity or the insurance company that issued your policy.

Semiannual Report

VIP Natural Resources Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,184.00	$ 3.90
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 3.61
Service Class 2
Actual	$ 1,000.00	$ 1,182.00	$ 5.25
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86
Investor Class
Actual	$ 1,000.00	$ 1,182.50	$ 4.60
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.72%
Service Class 2.97%
Investor Class	.85%

Semiannual Report

VIP Natural Resources Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd. (NY Shares)	4.0	3.1
ConocoPhillips	3.7	3.3
Halliburton Co.	3.7	4.8
Smith International, Inc.	3.6	3.1
GlobalSantaFe Corp.	3.5	2.5
Valero Energy Corp.	3.5	2.2
National Oilwell Varco, Inc.	3.4	6.6
Alcoa, Inc.	3.4	1.9
Chevron Corp.	2.7	2.2
Chesapeake Energy Corp.	2.6	1.8
	34.1
Top Industries (% of fund's net assets)
As of June 30, 2006
Oil, Gas & Consumable Fuels	41.7%
Energy Equipment & Services	28.9%
Metals & Mining	15.5%
Machinery	2.4%
Chemicals	1.9%
All Others*	9.6%

As of December 31, 2005
Oil, Gas & Consumable Fuels	44.9%
Energy Equipment & Services	33.0%
Metals & Mining	12.8%
Machinery	1.8%
Construction & Engineering	1.4%
All Others*	6.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

VIP Natural Resources Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
AIRLINES - 0.3%
Airlines - 0.3%
AirTran Holdings, Inc. (a)	87,500	$ 1,300,250
CHEMICALS - 1.9%
Commodity Chemicals - 0.3%
Celanese Corp. Class A	14,900	304,258
Formosa Chemicals & Fibre Corp.	660,000	1,019,195
Georgia Gulf Corp.	8,500	212,670
Tokai Carbon Co. Ltd.	8,100	45,376
		1,581,499
Diversified Chemicals - 0.3%
Ashland, Inc.	20,600	1,374,020
Fertilizers & Agricultural Chemicals - 1.1%
Agrium, Inc.	28,900	671,045
CF Industries Holdings, Inc.	71,500	1,019,590
Mosaic Co. (a)	185,800	2,907,770
Terra Nitrogen Co. LP	36,891	798,690
		5,397,095
Specialty Chemicals - 0.2%
Tokuyama Corp.	56,000	831,986
TOTAL CHEMICALS		9,184,600
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Clean Harbors, Inc. (a)	3,000	120,930
Human Resource & Employment Services - 0.0%
Brunel International NV	351	12,662
TOTAL COMMERCIAL SERVICES & SUPPLIES		133,592
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	163,000	3,936,450
Fluor Corp.	21,800	2,025,874
Infrasource Services, Inc. (a)	27,700	504,417
		6,466,741
CONTAINERS & PACKAGING - 1.1%
Metal & Glass Containers - 0.6%
Owens-Illinois, Inc. (a)	179,600	3,010,096
Paper Packaging - 0.5%
Smurfit-Stone Container Corp. (a)	113,300	1,239,502
Temple-Inland, Inc.	28,400	1,217,508
		2,457,010
TOTAL CONTAINERS & PACKAGING		5,467,106

	Shares	Value (Note 1)
ELECTRICAL EQUIPMENT - 1.2%
Electrical Components & Equipment - 0.4%
Q-Cells AG	10,900	$ 916,910
Suntech Power Holdings Co. Ltd. sponsored ADR	24,100	680,825
		1,597,735
Heavy Electrical Equipment - 0.8%
Areva (investment certificates)(non-vtg.)	100	69,461
Vestas Wind Systems AS (a)	143,800	3,933,510
		4,002,971
TOTAL ELECTRICAL EQUIPMENT		5,600,706
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	16,600	983,716
ENERGY EQUIPMENT & SERVICES - 28.9%
Oil & Gas Drilling - 9.8%
Diamond Offshore Drilling, Inc.	61,900	5,195,267
GlobalSantaFe Corp.	294,300	16,995,825
Nabors Industries Ltd. (a)	1,400	47,306
Noble Corp.	157,630	11,730,825
Patterson-UTI Energy, Inc.	1,700	48,127
Pride International, Inc. (a)	277,700	8,672,571
Rowan Companies, Inc.	500	17,795
TODCO Class A	700	28,595
Transocean, Inc. (a)	55,900	4,489,888
		47,226,199
Oil & Gas Equipment & Services - 19.1%
Baker Hughes, Inc.	98,080	8,027,848
BJ Services Co.	56,200	2,094,012
Cameron International Corp. (a)	1,500	71,655
FMC Technologies, Inc. (a)	1,300	87,698
Global Industries Ltd. (a)	2,700	45,090
Grant Prideco, Inc. (a)	1,200	53,700
Halliburton Co.	244,100	18,114,661
Hanover Compressor Co. (a)	14	263
Hydril Co. (a)	25,600	2,010,112
Key Energy Services, Inc. (a)	85,500	1,303,875
Maverick Tube Corp. (a)	1,400	88,466
National Oilwell Varco, Inc. (a)	260,939	16,522,657
Oil States International, Inc. (a)	2,400	82,272
RPC, Inc.	1,700	41,276
Saipem Spa	2,300	52,279
Schlumberger Ltd. (NY Shares)	293,320	19,098,067
Smith International, Inc.	394,680	17,551,420
Veritas DGC, Inc. (a)	20,900	1,078,022
W-H Energy Services, Inc. (a)	23,400	1,189,422
Weatherford International Ltd. (a)	105,400	5,229,948
		92,742,743
TOTAL ENERGY EQUIPMENT & SERVICES		139,968,942
Common Stocks - continued
	Shares	Value (Note 1)
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	1,300	$ 53,664
Corn Products International, Inc.	71,189	2,178,383
Global Bio-Chem Technology Group Co. Ltd.	46,000	19,546
		2,251,593
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	6,900	555,381
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.1%
Independent Power & Energy Trade - 1.1%
Mirant Corp. (a)	118,200	3,167,760
NRG Energy, Inc. (a)	6,800	327,624
TXU Corp.	26,700	1,596,393
		5,091,777
INDUSTRIAL CONGLOMERATES - 0.4%
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	41,300	1,877,911
Walter Industries, Inc.	800	46,120
		1,924,031
INSURANCE - 0.0%
Property & Casualty Insurance - 0.0%
Navigators Group, Inc. (a)	4,400	192,808
MACHINERY - 2.4%
Construction & Farm Machinery & Heavy Trucks - 2.4%
Bucyrus International, Inc. Class A	130,800	6,605,400
Joy Global, Inc.	86,650	4,513,599
Trinity Industries, Inc.	11,700	472,680
		11,591,679
MARINE - 0.1%
Marine - 0.1%
American Commercial Lines, Inc.	8,877	534,839
Stolt-Nielsen SA	1,300	30,495
		565,334
METALS & MINING - 15.5%
Aluminum - 4.0%
Alcan, Inc.	520	24,358
Alcoa, Inc.	505,190	16,347,948
Century Aluminum Co. (a)	1,100	39,259
Novelis, Inc.	132,200	2,825,667
		19,237,232
Diversified Metals & Mining - 4.7%
Falconbridge Ltd.	124,200	6,542,112
Freeport-McMoRan Copper & Gold, Inc. Class B	840	46,544
Inco Ltd.	17,800	1,171,997

	Shares	Value (Note 1)
Phelps Dodge Corp.	600	$ 49,296
RTI International Metals, Inc. (a)	45,400	2,535,136
Teck Cominco Ltd. Class B (sub. vtg.)	44,900	2,694,080
Titanium Metals Corp. (a)	259,800	8,931,924
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 9/28/06 (a)	3,425	650,750
		22,621,839
Gold - 3.5%
Bema Gold Corp. (a)	102,000	508,949
Eldorado Gold Corp. (a)	260,800	1,266,269
Meridian Gold, Inc. (a)	166,200	5,243,719
Newmont Mining Corp.	190,800	10,099,044
		17,117,981
Precious Metals & Minerals - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	22,000	327,555
Shore Gold, Inc. (a)	101,600	452,344
		779,899
Steel - 3.1%
AK Steel Holding Corp. (a)	35,300	488,199
Allegheny Technologies, Inc.	76,100	5,269,164
Commercial Metals Co.	18,400	472,880
Companhia Vale do Rio Doce sponsored ADR	2,000	48,080
Hitachi Metals Ltd.	4,000	39,327
Mittal Steel Co. NV Class A (NY Shares) (d)	14,100	430,191
Oregon Steel Mills, Inc. (a)	147,400	7,467,284
United States Steel Corp.	15,700	1,100,884
		15,316,009
TOTAL METALS & MINING		75,072,960
OIL, GAS & CONSUMABLE FUELS - 41.7%
Coal & Consumable Fuels - 5.4%
Arch Coal, Inc.	79,000	3,347,230
Cameco Corp.	122,000	4,860,109
CONSOL Energy, Inc.	130,000	6,073,600
Foundation Coal Holdings, Inc.	89,700	4,209,621
Peabody Energy Corp.	137,900	7,687,925
USEC, Inc.	900	10,665
		26,189,150
Integrated Oil & Gas - 12.7%
BP PLC sponsored ADR	1,240	86,316
Chevron Corp.	210,200	13,045,012
ConocoPhillips	277,473	18,182,806
ENI Spa sponsored ADR	61,750	3,627,813
Exxon Mobil Corp.	198,081	12,152,269
Hess Corp.	1,200	63,420
Husky Energy, Inc.	21,400	1,343,083
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	300	30,832
OAO Gazprom sponsored ADR	74,782	3,196,931
Occidental Petroleum Corp.	36,300	3,722,565
Common Stocks - continued
	Shares	Value (Note 1)
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
OMV AG	28,765	$ 1,712,863
Suncor Energy, Inc.	57,400	4,645,271
		61,809,181
Oil & Gas Exploration & Production - 17.3%
Anadarko Petroleum Corp.	1,000	47,690
Apache Corp.	400	27,300
Cabot Oil & Gas Corp.	70,100	3,434,900
Canadian Natural Resources Ltd.	125,100	6,916,754
Chesapeake Energy Corp. (d)	418,500	12,659,625
Comstock Resources, Inc. (a)	700	20,902
Denbury Resources, Inc. (a)	1,200	38,004
Devon Energy Corp.	400	24,164
EnCana Corp.	54,036	2,845,325
Energy Partners Ltd. (a)	32,900	623,455
EOG Resources, Inc.	86,100	5,970,174
EXCO Resources, Inc.	1,800	20,520
Goodrich Petroleum Corp. (a)	2,100	59,619
Houston Exploration Co. (a)	10,800	660,852
Hugoton Royalty Trust	8,732	259,340
Kerr-McGee Corp.	118,400	8,211,040
Mariner Energy, Inc. (a)	20,716	380,553
Newfield Exploration Co. (a)	900	44,046
Nexen, Inc.	48,400	2,727,188
Penn West Energy Trust	29,200	1,174,487
Plains Exploration & Production Co. (a)	57,100	2,314,834
Pogo Producing Co.	700	32,270
Quicksilver Resources, Inc. (a)	27,250	1,003,073
Range Resources Corp.	316,100	8,594,759
Southwestern Energy Co. (a)	1,000	31,160
Talisman Energy, Inc.	382,800	6,680,054
Ultra Petroleum Corp. (a)	171,100	10,141,097
XTO Energy, Inc.	200,500	8,876,135
		83,819,320
Oil & Gas Refining & Marketing - 3.5%
ERG Spa	1,800	44,916
Frontier Oil Corp.	2,400	77,760
Neste Oil Oyj	1,200	42,275
Valero Energy Corp.	251,424	16,724,724
Western Refining, Inc.	2,800	60,424
		16,950,099
Oil & Gas Storage & Transport - 2.8%
El Paso Corp.	148,300	2,224,500
Kinder Morgan, Inc.	5,800	579,362
OMI Corp. (d)	152,000	3,290,800
Overseas Shipholding Group, Inc.	30,600	1,809,990
Plains All American Pipeline LP	15,600	681,252
TransCanada Corp. (d)	42,800	1,221,159

	Shares	Value (Note 1)
Western Gas Resources, Inc.	26,500	$ 1,586,025
Williams Companies, Inc.	88,300	2,062,688
		13,455,776
TOTAL OIL, GAS & CONSUMABLE FUELS		202,223,526
PAPER & FOREST PRODUCTS - 1.5%
Forest Products - 1.3%
Canfor Corp. (a)	184	2,143
Sino-Forest Corp. (a)	403,600	2,078,921
Weyerhaeuser Co.	64,900	4,040,025
		6,121,089
Paper Products - 0.2%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	23,400	1,226,628
TOTAL PAPER & FOREST PRODUCTS		7,347,717
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Plum Creek Timber Co., Inc.	20,000	710,000
ROAD & RAIL - 0.4%
Railroads - 0.4%
Burlington Northern Santa Fe Corp.	26,700	2,115,975
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Renewable Energy Corp. AS	1,000	14,300
TOTAL COMMON STOCKS (Cost $374,870,348)		478,762,734
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 5.11% (b)	4,675,520	4,675,520
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	14,848,750	14,848,750
TOTAL MONEY MARKET FUNDS (Cost $19,524,270)		19,524,270
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $394,394,618)	498,287,004
NET OTHER ASSETS - (2.8)%	(13,342,899)
NET ASSETS - 100%	$ 484,944,105
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142,480
Fidelity Securities Lending Cash Central Fund	112,946
Total	$ 255,426
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.6%
Canada	13.8%
Cayman Islands	6.1%
Netherlands Antilles	4.0%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Natural Resources Portfolio

VIP Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,317,535) - See accompanying schedule: Unaffiliated issuers (cost $374,870,348)	$ 478,762,734
Affiliated Central Funds (cost $19,524,270)	19,524,270
Total Investments (cost $394,394,618)		$ 498,287,004
Foreign currency held at value (cost $2,768,267)		2,768,267
Receivable for fund shares sold		2,021,754
Dividends receivable		392,509
Interest receivable		7,849
Prepaid expenses		492
Other receivables		79,604
Total assets		503,557,479

Liabilities
Payable for investments purchased	$ 3,458,611
Payable for fund shares redeemed	4,720
Accrued management fee	215,659
Distribution fees payable	9,382
Other affiliated payables	44,443
Other payables and accrued expenses	31,809
Collateral on securities loaned, at value	14,848,750
Total liabilities		18,613,374

Net Assets		$ 484,944,105
Net Assets consist of:
Paid in capital		$ 343,894,726
Undistributed net investment income		885,773
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,286,085
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		103,877,521
Net Assets		$ 484,944,105
Initial Class: Net Asset Value, offering price and redemption price per share ($389,522,352 ÷ 17,557,397 shares)		$ 22.19

Service Class 2: Net Asset Value, offering price and redemption price per share ($49,871,760 ÷ 2,254,053 shares)		$ 22.13

Investor Class: Net Asset Value, offering price and redemption price per share ($45,549,993 ÷ 2,056,278 shares)		$ 22.15

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 2,290,357
Interest		16
Income from affiliated Central Funds		255,426
Total income		2,545,799

Expenses
Management fee	$ 1,300,703
Transfer agent fees	178,242
Distribution fees	44,396
Accounting and security lending fees	93,758
Independent trustees' compensation	850
Custodian fees and expenses	37,474
Audit	19,095
Legal	5,232
Interest	16,896
Miscellaneous	19,687
Total expenses before reductions	1,716,333
Expense reductions	(56,307)	1,660,026
Net investment income (loss)		885,773
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,949,175
Foreign currency transactions	28,055
Total net realized gain (loss)		36,977,230
Change in net unrealized appreciation (depreciation) on: Investment securities	26,268,361
Assets and liabilities in foreign currencies	(14,627)
Total change in net unrealized appreciation (depreciation)		26,253,734
Net gain (loss)		63,230,964
Net increase (decrease) in net assets resulting from operations		$ 64,116,737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 885,773	$ 1,402,783
Net realized gain (loss)	36,977,230	21,384,356
Change in net unrealized appreciation (depreciation)	26,253,734	62,078,286
Net increase (decrease) in net assets resulting from operations	64,116,737	84,865,425
Distributions to shareholders from net investment income	-	(1,478,904)
Distributions to shareholders from net realized gain	(4,070,170)	(17,250,199)
Total distributions	(4,070,170)	(18,729,103)
Share transactions - net increase (decrease)	53,792,467	178,824,579
Redemption fees	125,069	237,972
Total increase (decrease) in net assets	113,964,103	245,198,873

Net Assets
Beginning of period	370,980,002	125,781,129
End of period (including undistributed net investment income of $885,773 and $0, respectively)	$ 484,944,105	$ 370,980,002

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.92	$ 13.62	$ 11.04	$ 8.49	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.10	.05	.06	.02
Net realized and unrealized gain (loss)	3.41	6.20	2.53	2.54	(1.20)	(.35)
Total from investment operations	3.45	6.30	2.63	2.59	(1.14)	(.33)
Distributions from net investment income	-	(.08)	(.07)	(.05)	(.07)	(.01)
Distributions from net realized gain	(.19)	(.94)	-	-	-	-
Total distributions	(.19)	(1.02)	(.07)	(.05)	(.07)	(.01)
Redemption fees added to paid in capital E	.01	.02	.02	.01	.02	.02
Net asset value, end of period	$ 22.19	$ 18.92	$ 13.62	$ 11.04	$ 8.49	$ 9.68
Total Return B, C, D	18.40%	46.31%	23.96%	30.61%	(11.58)%	(3.10)%
Ratios to Average Net Assets G
Expenses before reductions	.72% A	.72%	.78%	1.26%	1.10%	2.11% A
Expenses net of fee waivers, if any	.72% A	.72%	.78%	1.26%	1.10%	1.50% A
Expenses net of all reductions	.69% A	.66%	.74%	1.25%	1.08%	1.44% A
Net investment income (loss)	.41% A	.56%	.80%	.56%	.70%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 389,522	$ 334,368	$ 125,781	$ 31,624	$ 20,537	$ 12,326
Portfolio turnover rate	165% A	107%	87%	73%	83%	129% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 19, 2001 (commencement of sale of shares) to December 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Natural Resources Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	.02	.04
Net realized and unrealized gain (loss)	3.39	4.04
Total from investment operations	3.41	4.08
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.19)	(.92)
Total distributions	(.19)	(.99)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 22.13	$ 18.90
Total Return B, C, D	18.20%	25.80%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	.97% A
Expenses net of fee waivers, if any	.97% A	.97% A
Expenses net of all reductions	.94% A	.91% A
Net investment income (loss)	.16% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,872	$ 20,211
Portfolio turnover rate	165% A	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.03	.03
Net realized and unrealized gain (loss)	3.39	3.11
Total from investment operations	3.42	3.14
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.19)	(.92)
Total distributions	(.19)	(1.00)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 22.15	$ 18.91
Total Return B, C, D	18.25%	18.73%
Ratios to Average Net Assets G
Expenses before reductions	.85% A	.91% A
Expenses net of fee waivers, if any	.85% A	.91% A
Expenses net of all reductions	.82% A	.85% A
Net investment income (loss)	.28% A	.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,550	$ 16,402
Portfolio turnover rate	165% A	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Natural Resources Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Natural Resources Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by FMR and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 108,810,300
Unrealized depreciation	(7,403,133)
Net unrealized appreciation (depreciation)	$ 101,407,167
Cost for federal income tax purposes	$ 396,879,837

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares, and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $423,759,626 and $373,835,181, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $44,396, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services.

VIP Natural Resources Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 133,471
Service Class 2	12,588
Investor Class	32,183
$ 178,242

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,733 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,662,429	5.02%	$ 16,896

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $579 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $112,946.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,307 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 89% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A, B
From net investment income
Initial Class	$ -	$ 1,343,474
Service Class 2	-	71,612
Investor Class	-	63,818
Total	$ -	$ 1,478,904
From net realized gain
Initial Class	$ 3,590,863	$ 15,601,628
Service Class 2	264,378	941,185
Investor Class	214,929	707,386
Total	$ 4,070,170	$ 17,250,199

A Distributions for Service Class 2 are for the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.

B Distributions for Investor Class are for the period July 21, 2005 (commencement of operations) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A, B	Six months ended June 30, 2006	Year ended December 31, 2005 A, B
Initial Class
Shares sold	2,849,511	11,239,675	$ 62,123,926	$ 187,039,778
Reinvestment of distributions	179,543	885,881	3,590,863	16,945,102
Shares redeemed	(3,141,644)	(3,689,662)	(63,571,144)	(60,940,355)
Net increase (decrease)	(112,590)	8,435,894	$ 2,143,645	$ 143,044,525
Service Class 2
Shares sold	1,509,166	1,150,550	$ 32,691,381	$ 20,814,905
Reinvestment of distributions	13,245	52,860	264,378	1,012,797
Shares redeemed	(337,966)	(133,802)	(6,974,857)	(2,529,981)
Net increase (decrease)	1,184,445	1,069,608	$ 25,980,902	$ 19,297,721
Investor Class
Shares sold	1,344,626	842,330	$ 28,827,729	$ 15,997,464
Reinvestment of distributions	10,757	40,230	214,929	771,205
Shares redeemed	(166,619)	(15,046)	(3,374,738)	(286,336)
Net increase (decrease)	1,188,764	867,514	$ 25,667,920	$ 16,482,333

A Share transactions for Service Class 2 are for the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.

B Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Natural Resources Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Natural Resources Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Natural Resources Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNRIC-SANN-0806
1.817382.101

Fidelity® Variable Insurance Products:

Natural Resources Portfolio: Service Class 2

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to Shareholders:

The Board of Trustees has approved restructuring the VIP Sector product line to align the portfolios' investment goals more closely with standard industry descriptions and to facilitate the adoption of more specific benchmark indexes. The restructuring will occur after shareholders have approved investment policy changes for certain funds. For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

If you have any questions, please call Fidelity or the insurance company that issued your policy.

Semiannual Report

VIP Natural Resources Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,184.00	$ 3.90
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 3.61
Service Class 2
Actual	$ 1,000.00	$ 1,182.00	$ 5.25
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86
Investor Class
Actual	$ 1,000.00	$ 1,182.50	$ 4.60
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.72%
Service Class 2.97%
Investor Class	.85%

Semiannual Report

VIP Natural Resources Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd. (NY Shares)	4.0	3.1
ConocoPhillips	3.7	3.3
Halliburton Co.	3.7	4.8
Smith International, Inc.	3.6	3.1
GlobalSantaFe Corp.	3.5	2.5
Valero Energy Corp.	3.5	2.2
National Oilwell Varco, Inc.	3.4	6.6
Alcoa, Inc.	3.4	1.9
Chevron Corp.	2.7	2.2
Chesapeake Energy Corp.	1.8
	34.1
Top Industries (% of fund's net assets)
As of June 30, 2006
Oil, Gas & Consumable Fuels	41.7%
Energy Equipment & Services	28.9%
Metals & Mining	15.5%
Machinery	2.4%
Chemicals	1.9%
All Others*	9.6%

As of December 31, 2005
Oil, Gas & Consumable Fuels	44.9%
Energy Equipment & Services	33.0%
Metals & Mining	12.8%
Machinery	1.8%
Construction & Engineering	1.4%
All Others*	6.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

VIP Natural Resources Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
AIRLINES - 0.3%
Airlines - 0.3%
AirTran Holdings, Inc. (a)	87,500	$ 1,300,250
CHEMICALS - 1.9%
Commodity Chemicals - 0.3%
Celanese Corp. Class A	14,900	304,258
Formosa Chemicals & Fibre Corp.	660,000	1,019,195
Georgia Gulf Corp.	8,500	212,670
Tokai Carbon Co. Ltd.	8,100	45,376
		1,581,499
Diversified Chemicals - 0.3%
Ashland, Inc.	20,600	1,374,020
Fertilizers & Agricultural Chemicals - 1.1%
Agrium, Inc.	28,900	671,045
CF Industries Holdings, Inc.	71,500	1,019,590
Mosaic Co. (a)	185,800	2,907,770
Terra Nitrogen Co. LP	36,891	798,690
		5,397,095
Specialty Chemicals - 0.2%
Tokuyama Corp.	56,000	831,986
TOTAL CHEMICALS		9,184,600
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Clean Harbors, Inc. (a)	3,000	120,930
Human Resource & Employment Services - 0.0%
Brunel International NV	351	12,662
TOTAL COMMERCIAL SERVICES & SUPPLIES		133,592
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	163,000	3,936,450
Fluor Corp.	21,800	2,025,874
Infrasource Services, Inc. (a)	27,700	504,417
		6,466,741
CONTAINERS & PACKAGING - 1.1%
Metal & Glass Containers - 0.6%
Owens-Illinois, Inc. (a)	179,600	3,010,096
Paper Packaging - 0.5%
Smurfit-Stone Container Corp. (a)	113,300	1,239,502
Temple-Inland, Inc.	28,400	1,217,508
		2,457,010
TOTAL CONTAINERS & PACKAGING		5,467,106

	Shares	Value (Note 1)
ELECTRICAL EQUIPMENT - 1.2%
Electrical Components & Equipment - 0.4%
Q-Cells AG	10,900	$ 916,910
Suntech Power Holdings Co. Ltd. sponsored ADR	24,100	680,825
		1,597,735
Heavy Electrical Equipment - 0.8%
Areva (investment certificates)(non-vtg.)	100	69,461
Vestas Wind Systems AS (a)	143,800	3,933,510
		4,002,971
TOTAL ELECTRICAL EQUIPMENT		5,600,706
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	16,600	983,716
ENERGY EQUIPMENT & SERVICES - 28.9%
Oil & Gas Drilling - 9.8%
Diamond Offshore Drilling, Inc.	61,900	5,195,267
GlobalSantaFe Corp.	294,300	16,995,825
Nabors Industries Ltd. (a)	1,400	47,306
Noble Corp.	157,630	11,730,825
Patterson-UTI Energy, Inc.	1,700	48,127
Pride International, Inc. (a)	277,700	8,672,571
Rowan Companies, Inc.	500	17,795
TODCO Class A	700	28,595
Transocean, Inc. (a)	55,900	4,489,888
		47,226,199
Oil & Gas Equipment & Services - 19.1%
Baker Hughes, Inc.	98,080	8,027,848
BJ Services Co.	56,200	2,094,012
Cameron International Corp. (a)	1,500	71,655
FMC Technologies, Inc. (a)	1,300	87,698
Global Industries Ltd. (a)	2,700	45,090
Grant Prideco, Inc. (a)	1,200	53,700
Halliburton Co.	244,100	18,114,661
Hanover Compressor Co. (a)	14	263
Hydril Co. (a)	25,600	2,010,112
Key Energy Services, Inc. (a)	85,500	1,303,875
Maverick Tube Corp. (a)	1,400	88,466
National Oilwell Varco, Inc. (a)	260,939	16,522,657
Oil States International, Inc. (a)	2,400	82,272
RPC, Inc.	1,700	41,276
Saipem Spa	2,300	52,279
Schlumberger Ltd. (NY Shares)	293,320	19,098,067
Smith International, Inc.	394,680	17,551,420
Veritas DGC, Inc. (a)	20,900	1,078,022
W-H Energy Services, Inc. (a)	23,400	1,189,422
Weatherford International Ltd. (a)	105,400	5,229,948
		92,742,743
TOTAL ENERGY EQUIPMENT & SERVICES		139,968,942
Common Stocks - continued
	Shares	Value (Note 1)
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	1,300	$ 53,664
Corn Products International, Inc.	71,189	2,178,383
Global Bio-Chem Technology Group Co. Ltd.	46,000	19,546
		2,251,593
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	6,900	555,381
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.1%
Independent Power & Energy Trade - 1.1%
Mirant Corp. (a)	118,200	3,167,760
NRG Energy, Inc. (a)	6,800	327,624
TXU Corp.	26,700	1,596,393
		5,091,777
INDUSTRIAL CONGLOMERATES - 0.4%
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	41,300	1,877,911
Walter Industries, Inc.	800	46,120
		1,924,031
INSURANCE - 0.0%
Property & Casualty Insurance - 0.0%
Navigators Group, Inc. (a)	4,400	192,808
MACHINERY - 2.4%
Construction & Farm Machinery & Heavy Trucks - 2.4%
Bucyrus International, Inc. Class A	130,800	6,605,400
Joy Global, Inc.	86,650	4,513,599
Trinity Industries, Inc.	11,700	472,680
		11,591,679
MARINE - 0.1%
Marine - 0.1%
American Commercial Lines, Inc.	8,877	534,839
Stolt-Nielsen SA	1,300	30,495
		565,334
METALS & MINING - 15.5%
Aluminum - 4.0%
Alcan, Inc.	520	24,358
Alcoa, Inc.	505,190	16,347,948
Century Aluminum Co. (a)	1,100	39,259
Novelis, Inc.	132,200	2,825,667
		19,237,232
Diversified Metals & Mining - 4.7%
Falconbridge Ltd.	124,200	6,542,112
Freeport-McMoRan Copper & Gold, Inc. Class B	840	46,544
Inco Ltd.	17,800	1,171,997

	Shares	Value (Note 1)
Phelps Dodge Corp.	600	$ 49,296
RTI International Metals, Inc. (a)	45,400	2,535,136
Teck Cominco Ltd. Class B (sub. vtg.)	44,900	2,694,080
Titanium Metals Corp. (a)	259,800	8,931,924
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 9/28/06 (a)	3,425	650,750
		22,621,839
Gold - 3.5%
Bema Gold Corp. (a)	102,000	508,949
Eldorado Gold Corp. (a)	260,800	1,266,269
Meridian Gold, Inc. (a)	166,200	5,243,719
Newmont Mining Corp.	190,800	10,099,044
		17,117,981
Precious Metals & Minerals - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	22,000	327,555
Shore Gold, Inc. (a)	101,600	452,344
		779,899
Steel - 3.1%
AK Steel Holding Corp. (a)	35,300	488,199
Allegheny Technologies, Inc.	76,100	5,269,164
Commercial Metals Co.	18,400	472,880
Companhia Vale do Rio Doce sponsored ADR	2,000	48,080
Hitachi Metals Ltd.	4,000	39,327
Mittal Steel Co. NV Class A (NY Shares) (d)	14,100	430,191
Oregon Steel Mills, Inc. (a)	147,400	7,467,284
United States Steel Corp.	15,700	1,100,884
		15,316,009
TOTAL METALS & MINING		75,072,960
OIL, GAS & CONSUMABLE FUELS - 41.7%
Coal & Consumable Fuels - 5.4%
Arch Coal, Inc.	79,000	3,347,230
Cameco Corp.	122,000	4,860,109
CONSOL Energy, Inc.	130,000	6,073,600
Foundation Coal Holdings, Inc.	89,700	4,209,621
Peabody Energy Corp.	137,900	7,687,925
USEC, Inc.	900	10,665
		26,189,150
Integrated Oil & Gas - 12.7%
BP PLC sponsored ADR	1,240	86,316
Chevron Corp.	210,200	13,045,012
ConocoPhillips	277,473	18,182,806
ENI Spa sponsored ADR	61,750	3,627,813
Exxon Mobil Corp.	198,081	12,152,269
Hess Corp.	1,200	63,420
Husky Energy, Inc.	21,400	1,343,083
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	300	30,832
OAO Gazprom sponsored ADR	74,782	3,196,931
Occidental Petroleum Corp.	36,300	3,722,565
Common Stocks - continued
	Shares	Value (Note 1)
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
OMV AG	28,765	$ 1,712,863
Suncor Energy, Inc.	57,400	4,645,271
		61,809,181
Oil & Gas Exploration & Production - 17.3%
Anadarko Petroleum Corp.	1,000	47,690
Apache Corp.	400	27,300
Cabot Oil & Gas Corp.	70,100	3,434,900
Canadian Natural Resources Ltd.	125,100	6,916,754
Chesapeake Energy Corp. (d)	418,500	12,659,625
Comstock Resources, Inc. (a)	700	20,902
Denbury Resources, Inc. (a)	1,200	38,004
Devon Energy Corp.	400	24,164
EnCana Corp.	54,036	2,845,325
Energy Partners Ltd. (a)	32,900	623,455
EOG Resources, Inc.	86,100	5,970,174
EXCO Resources, Inc.	1,800	20,520
Goodrich Petroleum Corp. (a)	2,100	59,619
Houston Exploration Co. (a)	10,800	660,852
Hugoton Royalty Trust	8,732	259,340
Kerr-McGee Corp.	118,400	8,211,040
Mariner Energy, Inc. (a)	20,716	380,553
Newfield Exploration Co. (a)	900	44,046
Nexen, Inc.	48,400	2,727,188
Penn West Energy Trust	29,200	1,174,487
Plains Exploration & Production Co. (a)	57,100	2,314,834
Pogo Producing Co.	700	32,270
Quicksilver Resources, Inc. (a)	27,250	1,003,073
Range Resources Corp.	316,100	8,594,759
Southwestern Energy Co. (a)	1,000	31,160
Talisman Energy, Inc.	382,800	6,680,054
Ultra Petroleum Corp. (a)	171,100	10,141,097
XTO Energy, Inc.	200,500	8,876,135
		83,819,320
Oil & Gas Refining & Marketing - 3.5%
ERG Spa	1,800	44,916
Frontier Oil Corp.	2,400	77,760
Neste Oil Oyj	1,200	42,275
Valero Energy Corp.	251,424	16,724,724
Western Refining, Inc.	2,800	60,424
		16,950,099
Oil & Gas Storage & Transport - 2.8%
El Paso Corp.	148,300	2,224,500
Kinder Morgan, Inc.	5,800	579,362
OMI Corp. (d)	152,000	3,290,800
Overseas Shipholding Group, Inc.	30,600	1,809,990
Plains All American Pipeline LP	15,600	681,252
TransCanada Corp. (d)	42,800	1,221,159

	Shares	Value (Note 1)
Western Gas Resources, Inc.	26,500	$ 1,586,025
Williams Companies, Inc.	88,300	2,062,688
		13,455,776
TOTAL OIL, GAS & CONSUMABLE FUELS		202,223,526
PAPER & FOREST PRODUCTS - 1.5%
Forest Products - 1.3%
Canfor Corp. (a)	184	2,143
Sino-Forest Corp. (a)	403,600	2,078,921
Weyerhaeuser Co.	64,900	4,040,025
		6,121,089
Paper Products - 0.2%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	23,400	1,226,628
TOTAL PAPER & FOREST PRODUCTS		7,347,717
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Plum Creek Timber Co., Inc.	20,000	710,000
ROAD & RAIL - 0.4%
Railroads - 0.4%
Burlington Northern Santa Fe Corp.	26,700	2,115,975
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
Renewable Energy Corp. AS	1,000	14,300
TOTAL COMMON STOCKS (Cost $374,870,348)		478,762,734
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 5.11% (b)	4,675,520	4,675,520
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	14,848,750	14,848,750
TOTAL MONEY MARKET FUNDS (Cost $19,524,270)		19,524,270
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $394,394,618)	498,287,004
NET OTHER ASSETS - (2.8)%	(13,342,899)
NET ASSETS - 100%	$ 484,944,105
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 142,480
Fidelity Securities Lending Cash Central Fund	112,946
Total	$ 255,426
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.6%
Canada	13.8%
Cayman Islands	6.1%
Netherlands Antilles	4.0%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Natural Resources Portfolio

VIP Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,317,535) - See accompanying schedule: Unaffiliated issuers (cost $374,870,348)	$ 478,762,734
Affiliated Central Funds (cost $19,524,270)	19,524,270
Total Investments (cost $394,394,618)		$ 498,287,004
Foreign currency held at value (cost $2,768,267)		2,768,267
Receivable for fund shares sold		2,021,754
Dividends receivable		392,509
Interest receivable		7,849
Prepaid expenses		492
Other receivables		79,604
Total assets		503,557,479

Liabilities
Payable for investments purchased	$ 3,458,611
Payable for fund shares redeemed	4,720
Accrued management fee	215,659
Distribution fees payable	9,382
Other affiliated payables	44,443
Other payables and accrued expenses	31,809
Collateral on securities loaned, at value	14,848,750
Total liabilities		18,613,374

Net Assets		$ 484,944,105
Net Assets consist of:
Paid in capital		$ 343,894,726
Undistributed net investment income		885,773
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,286,085
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		103,877,521
Net Assets		$ 484,944,105
Initial Class: Net Asset Value, offering price and redemption price per share ($389,522,352 ÷ 17,557,397 shares)		$ 22.19

Service Class 2: Net Asset Value, offering price and redemption price per share ($49,871,760 ÷ 2,254,053 shares)		$ 22.13

Investor Class: Net Asset Value, offering price and redemption price per share ($45,549,993 ÷ 2,056,278 shares)		$ 22.15

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 2,290,357
Interest		16
Income from affiliated Central Funds		255,426
Total income		2,545,799

Expenses
Management fee	$ 1,300,703
Transfer agent fees	178,242
Distribution fees	44,396
Accounting and security lending fees	93,758
Independent trustees' compensation	850
Custodian fees and expenses	37,474
Audit	19,095
Legal	5,232
Interest	16,896
Miscellaneous	19,687
Total expenses before reductions	1,716,333
Expense reductions	(56,307)	1,660,026
Net investment income (loss)		885,773
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,949,175
Foreign currency transactions	28,055
Total net realized gain (loss)		36,977,230
Change in net unrealized appreciation (depreciation) on: Investment securities	26,268,361
Assets and liabilities in foreign currencies	(14,627)
Total change in net unrealized appreciation (depreciation)		26,253,734
Net gain (loss)		63,230,964
Net increase (decrease) in net assets resulting from operations		$ 64,116,737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 885,773	$ 1,402,783
Net realized gain (loss)	36,977,230	21,384,356
Change in net unrealized appreciation (depreciation)	26,253,734	62,078,286
Net increase (decrease) in net assets resulting from operations	64,116,737	84,865,425
Distributions to shareholders from net investment income	-	(1,478,904)
Distributions to shareholders from net realized gain	(4,070,170)	(17,250,199)
Total distributions	(4,070,170)	(18,729,103)
Share transactions - net increase (decrease)	53,792,467	178,824,579
Redemption fees	125,069	237,972
Total increase (decrease) in net assets	113,964,103	245,198,873

Net Assets
Beginning of period	370,980,002	125,781,129
End of period (including undistributed net investment income of $885,773 and $0, respectively)	$ 484,944,105	$ 370,980,002

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.92	$ 13.62	$ 11.04	$ 8.49	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10	.10	.05	.06	.02
Net realized and unrealized gain (loss)	3.41	6.20	2.53	2.54	(1.20)	(.35)
Total from investment operations	3.45	6.30	2.63	2.59	(1.14)	(.33)
Distributions from net investment income	-	(.08)	(.07)	(.05)	(.07)	(.01)
Distributions from net realized gain	(.19)	(.94)	-	-	-	-
Total distributions	(.19)	(1.02)	(.07)	(.05)	(.07)	(.01)
Redemption fees added to paid in capital E	.01	.02	.02	.01	.02	.02
Net asset value, end of period	$ 22.19	$ 18.92	$ 13.62	$ 11.04	$ 8.49	$ 9.68
Total Return B, C, D	18.40%	46.31%	23.96%	30.61%	(11.58)%	(3.10)%
Ratios to Average Net Assets G
Expenses before reductions	.72% A	.72%	.78%	1.26%	1.10%	2.11% A
Expenses net of fee waivers, if any	.72% A	.72%	.78%	1.26%	1.10%	1.50% A
Expenses net of all reductions	.69% A	.66%	.74%	1.25%	1.08%	1.44% A
Net investment income (loss)	.41% A	.56%	.80%	.56%	.70%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 389,522	$ 334,368	$ 125,781	$ 31,624	$ 20,537	$ 12,326
Portfolio turnover rate	165% A	107%	87%	73%	83%	129% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 19, 2001 (commencement of sale of shares) to December 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Natural Resources Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.90	$ 15.80
Income from Investment Operations
Net investment income (loss) E	.02	.04
Net realized and unrealized gain (loss)	3.39	4.04
Total from investment operations	3.41	4.08
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.19)	(.92)
Total distributions	(.19)	(.99)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 22.13	$ 18.90
Total Return B, C, D	18.20%	25.80%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	.97% A
Expenses net of fee waivers, if any	.97% A	.97% A
Expenses net of all reductions	.94% A	.91% A
Net investment income (loss)	.16% A	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,872	$ 20,211
Portfolio turnover rate	165% A	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 6, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 18.91	$ 16.76
Income from Investment Operations
Net investment income (loss) E	.03	.03
Net realized and unrealized gain (loss)	3.39	3.11
Total from investment operations	3.42	3.14
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.19)	(.92)
Total distributions	(.19)	(1.00)
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 22.15	$ 18.91
Total Return B, C, D	18.25%	18.73%
Ratios to Average Net Assets G
Expenses before reductions	.85% A	.91% A
Expenses net of fee waivers, if any	.85% A	.91% A
Expenses net of all reductions	.82% A	.85% A
Net investment income (loss)	.28% A	.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,550	$ 16,402
Portfolio turnover rate	165% A	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Natural Resources Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Natural Resources Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by FMR and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 108,810,300
Unrealized depreciation	(7,403,133)
Net unrealized appreciation (depreciation)	$ 101,407,167
Cost for federal income tax purposes	$ 396,879,837

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Trading (Redemption) Fees. Initial Class shares, Service Class 2 shares, and Investor Class shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $423,759,626 and $373,835,181, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $44,396, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services.

VIP Natural Resources Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 133,471
Service Class 2	12,588
Investor Class	32,183
$ 178,242

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,733 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,662,429	5.02%	$ 16,896

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $579 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $112,946.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,307 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 89% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A, B
From net investment income
Initial Class	$ -	$ 1,343,474
Service Class 2	-	71,612
Investor Class	-	63,818
Total	$ -	$ 1,478,904
From net realized gain
Initial Class	$ 3,590,863	$ 15,601,628
Service Class 2	264,378	941,185
Investor Class	214,929	707,386
Total	$ 4,070,170	$ 17,250,199

A Distributions for Service Class 2 are for the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.

B Distributions for Investor Class are for the period July 21, 2005 (commencement of operations) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A, B	Six months ended June 30, 2006	Year ended December 31, 2005 A, B
Initial Class
Shares sold	2,849,511	11,239,675	$ 62,123,926	$ 187,039,778
Reinvestment of distributions	179,543	885,881	3,590,863	16,945,102
Shares redeemed	(3,141,644)	(3,689,662)	(63,571,144)	(60,940,355)
Net increase (decrease)	(112,590)	8,435,894	$ 2,143,645	$ 143,044,525
Service Class 2
Shares sold	1,509,166	1,150,550	$ 32,691,381	$ 20,814,905
Reinvestment of distributions	13,245	52,860	264,378	1,012,797
Shares redeemed	(337,966)	(133,802)	(6,974,857)	(2,529,981)
Net increase (decrease)	1,184,445	1,069,608	$ 25,980,902	$ 19,297,721
Investor Class
Shares sold	1,344,626	842,330	$ 28,827,729	$ 15,997,464
Reinvestment of distributions	10,757	40,230	214,929	771,205
Shares redeemed	(166,619)	(15,046)	(3,374,738)	(286,336)
Net increase (decrease)	1,188,764	867,514	$ 25,667,920	$ 16,482,333

A Share transactions for Service Class 2 are for the period April 6, 2005 (commencement of sale of shares) to December 31, 2005.

B Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Natural Resources Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Natural Resources Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Natural Resources Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Co.
Quincy, MA

VNR2-SANN-0806
1.833454.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV: Natural Resources Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV: Natural Resources Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006